Supplement dated January 31, 2014 to
the Prospectus dated April 30, 2013 for
Evermore Funds Trust

This supplement makes the following corrections to the Ratio of Net Investment Income (Loss) To Average Net Assets included in the Financial Highlights for the Class A and Class I shares of the Evermore Global Value Fund for the year ended December 31, 2012:

Class A	Year Ended December 31, 2012

RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before expenses absorbed4,6	3.07%
After expenses absorbed5,6	3.59%
4.
The ratio of net investment income (loss) to average net assets before expenses absorbed includes interest expense and dividends on securities sold short.  The ratio excluding interest expense was 3.08%, 1.04% and (1.57)% for the years ended December 31, 2012, 2011 and 2010, respectively.

5.
The ratio of net investment income to average net assets after expenses absorbed includes interest expense and dividends on securities sold short.  The ratio excluding interest expense was 3.60%, 1.58% and 0.41% for the years ended December 31, 2012, 2011 and 2010, respectively.

6.	Does not include expenses of the investment companies in which the Fund invests.

Class I	Year Ended December 31, 2012

RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before expenses absorbed4,6	3.32%
After expenses absorbed5,6	3.84%
4.
The ratio of net investment income (loss) to average net assets before expenses absorbed includes interest expense and dividends on securities sold short.  The ratio excluding interest expense was 3.33%, 1.25% and (1.28)% for the years ended December 31, 2012, 2011 and 2010, respectively.

5.
The ratio of net investment income to average net assets after expenses absorbed includes interest expense and dividends on securities sold short.  The ratio excluding interest expense was 3.85%, 1.80% and 0.58% for the years ended December 31, 2012, 2011 and 2010, respectively.

6.	Does not include expenses of the investment companies in which the Fund invests.

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Please retain this supplement for future reference.